Assets and Liabilities Held for Sale and Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following table contains the line-items of the CoolCo Disposal discontinued operations:

	Six months ended June 30,
(in thousands of $)	2022	2021
Time and voyage charter revenues	37,289	83,274
Vessel and other management fees	1,432	—
Vessel operating expenses	(8,466)	(23,500)
Voyage, charterhire and commission expenses	(1,229)	(3,215)
Administrative expenses	1,757	(380)
Project development expenses	(62)	(124)
Depreciation and amortization	(5,745)	(21,718)
Impairment of long-lived assets (1)	(218,349)	—
Other operating income	4,374	2,770
Operating (loss)/income	(188,999)	37,107

Other non-operating losses	—	(31)
Interest income	4	4
Interest expense	(4,725)	(11,205)
Other financial items, net	(787)	(171)
Income taxes	(385)	(139)
(Loss)/income from discontinued operations	(194,892)	25,565

Loss on disposal of discontinued operations (2)	(10,060)	—
Net (loss)/income from discontinued operations	(204,952)	25,565
(1) Impairment of long-live assets relates to the impairment expense of vessels recognized in accordance with ASC 360 Property, plant and equipment, following their classification as held-for-sale.

(2) Loss on disposal of discontinued operations comprised of carrying values of the assets and liabilities disposed of $355.4 million, partially offset by the proceeds received of $218.2 million cash consideration and $127.1 million of equity consideration which consisted of CoolCo shares.
The following table contains the financial statement line-items forming the assets and liabilities classified as held for sale:

(in thousands of $)	December 31, 2021
ASSETS
Current assets
Cash and cash equivalents	33,811
Restricted cash and short-term deposits	43,311
Trade accounts receivable	767
Other current assets	1,913
Total current assets held for sale	79,802
Non-current assets
Restricted cash	780
Vessels and equipment, net	1,383,656
Other non-current assets	478
Total non-current assets held for sale	1,384,914

Total assets held for sale	1,464,716

LIABILITIES
Current liabilities
Current portion of long-term debt and short-term debt	(338,501)
Trade accounts payables	(7,265)
Accrued expenses	(59,094)
Other current liabilities	(11,572)
Total current liabilities held for sale	(416,432)

Non-current liabilities
Long-term debt	(292,322)
Other non-current liabilities	(11,778)
Total non-current liabilities held for sale	(304,100)

Total liabilities held for sale	(720,532)
The table below summarizes the financial performance of CoolCo on a 100% basis:

	Six months ended June 30,
(in thousands of $)	2022	2021
Revenue	100,743	83,274
Adjusted EBITDA	67,000	58,825
Net income	40,903	25,565
The following table contains the line-items of the discontinued operation:

	Six months ended June 30,
(in thousands of $)	2022	2021
Time and voyage charter revenues	13,575	15,734
Vessel operating expenses	(2,821)	(4,030)
Voyage, charterhire and commission expenses	(3,681)	(6,067)
Administrative expenses	(1)	(24)
Depreciation and amortization	(2,955)	(3,546)
Operating income	4,117	2,067

Interest income	—	2
Interest expense	(4,649)	(1,241)
Other financial items, net	(167)	(118)
(Loss)/income from discontinued operations	(699)	710

Gain on disposal of discontinued operations (1)	123,299	—
Net income from discontinued operations	122,600	710
(1) Gain on disposal of discontinued operations comprised of (i) cash proceeds received of $350.0 million, (ii) working capital adjustment of $2.5 million, (iii) a partial offset by our investment in Golar LNG NB 13 Corporation of $229.0 million and (iv) fees incurred in relation to disposal of $0.2 million.

The following table contains the financial statement line-items forming the assets and liabilities classified as held for sale:

(in thousands of $)	June 30, 2022	December 31, 2021
ASSETS
Current assets
Cash and cash equivalents	36	2,605
Trade accounts receivable	1	70
Other current assets	2,632	153
Total current assets held for sale	2,669	2,828

Non-current assets
Vessels and equipment, net	—	229,495
Total non-current assets held for sale	—	229,495

Total assets held for sale	2,669	232,323
LIABILITIES

(in thousands of $)	June 30, 2022	December 31, 2021
Current liabilities
Current portion of long-term debt and short-term debt	—	(9,911)
Trade accounts payables	(210)	(204)
Accrued expenses	(1,245)	(737)
Other current liabilities	—	(2,325)
Total current liabilities held for sale	(1,455)	(13,177)

Non-current liabilities
Long-term debt	—	(145,768)
Total non-current liabilities held for sale	—	(145,768)

Total liabilities held for sale	(1,455)	(158,945)
The net income of equity method investments from discontinued operations for the period ended April 15, 2021 is as follows:

(in thousands of $)	Period ended April 15, 2021
Net income from equity method investments of Golar Partners	8,116
Net losses from equity method investments of Hygo	(15,008)
Loss from discontinued operations	(6,892)
Gain on disposal of equity method investments(1)	575,056
Net income from discontinued operations	568,164
(1) Gain on disposal of discontinued operations comprised of (i) proceeds received of $876.3 million; (ii) release of our tax indemnity guarantee liability to Golar Partners of $2.1 million; (iii) a partial offset by the carrying values of our investment in affiliates disposed of $257.2 million as of April 15, 2021; (iv) realized accumulated comprehensive losses on disposal of investment in affiliates of $43.4 million; and (v) fees incurred in relation to disposals of $2.6 million.